Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN INTERNATIONAL EQUITY FUND
Entity Central Index Key	0000817656
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032294
Shareholder Report [Line Items]
Fund Name	Elfun International Equity Fund
Trading Symbol	EGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun International Equity Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun International Equity Fund	$20	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38% [1]
AssetsNet	$ 176,405,702
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$176,405,702 Number of Portfolio Holdings60 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	19.4%
France	15.3%
United Kingdom	14.7%
Germany	10.2%
Netherlands	9.8%
Switzerland	8.7%
Denmark	2.7%
Spain	2.4%
Canada	2.3%
United States	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	4.9%
Mitsubishi UFJ Financial Group, Inc.	3.4%
ING Groep NV	2.8%
Safran SA	2.8%
Roche Holding AG	2.7%
Schneider Electric SE	2.6%
AstraZeneca PLC	2.6%
Murata Manufacturing Co. Ltd.	2.6%
Siemens Energy AG	2.4%
Infineon Technologies AG	2.3%

[1]	Annualized.